Income Taxes Relating to Continuing Operations - Summary of Net Deferred Tax Asset Not Recognised (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Changes in deferred tax liability (asset) [abstract]
Revenue tax losses	$ 33,323,740	$ 25,445,487
Net temporary difference	2,387,515	3,460,513
Net deferred tax asset not recognised	$ 35,711,255	$ 28,906,000